Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
Segment Information
The company reports the following three business segments:

•	Bananas: Includes the sourcing (purchase and production), transportation, marketing and distribution of bananas.

•
Salads and Healthy Snacks: Includes ready-to-eat, packaged salads, referred to in the industry as “value-added salads” and other value-added products, such as healthy snacking items, fresh vegetable and fruit ingredients used in food service; processed fruit ingredients; and the company’s equity-method investment in Danone Chiquita Fruits, which sells Chiquita-branded fruit smoothies in Europe (see Note 2).

•	Other Produce: Includes the sourcing, marketing and distribution of whole fresh fruits and vegetables other than bananas.
Certain corporate expenses are not allocated to the reportable segments and are included in “Corporate costs” or “Relocation costs.” Inter-segment transactions are eliminated. Segment information represents only continuing operations. See Note 20 for information related to discontinued operations.
Financial information for each segment follows:

(In thousands)	Bananas	Salads and Healthy Snacks	Other Produce	Corporate Costs	Consolidated
2011
Net sales	$2,022,969	$953,464	$162,863	$—	$3,139,296
Segment results[1,2]	127,175	7,035	(36,757)	(63,713)	33,740
Depreciation and amortization	18,850	36,835	480	4,762	60,927
Equity in (losses) earnings of investees[3]	350	(6,664)	—	—	(6,314)
Total assets	1,122,537	714,129	38,160	63,133	1,937,959
Expenditures for long-lived assets	36,124	33,421	225	5,765	75,535
Net operating assets (liabilities)	746,792	585,961	28,992	(34,457)	1,327,288
2010
Net sales	$1,937,748	$1,028,475	$261,209	$—	$3,227,432
Segment results[4]	80,591	95,268	5,363	(70,426)	110,796
Depreciation and amortization	18,568	39,803	175	2,470	61,016
Equity in (losses) earnings of investees[5]	1,472	(4,837)	440	—	(2,925)
Total assets	1,100,391	702,639	105,303	158,813	2,067,146
Expenditures for long-lived assets	29,828	28,429	36	7,249	65,542
Net operating assets (liabilities)	639,212	570,917	72,689	(65,169)	1,217,649
2009
Net sales	$2,081,510	$1,135,504	$253,421	$—	$3,470,435
Segment results[2]	174,416	60,377	5,640	(93,124)	147,309
Depreciation and amortization	21,343	40,499	93	1,054	62,989
Equity in earnings of investees[3]	15,009	—	1,876	—	16,885
Total assets[5]	1,139,561	686,652	124,714	93,899	2,044,826
Expenditures for long-lived assets	31,824	29,115	642	7,924	69,505
Net operating assets (liabilities)[4]	609,670	560,517	99,747	(74,931)	1,195,003

[1]
Bananas segment includes $4 million of accelerated ship rental expense net of sublease income due to reconfiguration of our ocean shipping system as described in Note 13 and Other Produce segment includes a reserve of $32 million for grower advances as described in Note 4.

[2]	Corporate cost include $6 million in 2011 related to the relocation of the corporate headquarters and $12 million in 2009 related to the relocation of the European headquarters. See Note 3.

[3]	See Notes 3 and 7 for further information related to investments in and income from equity method investments.

[4]	Salads and Healthy Snacks segment includes a $32 million gain on the deconsolidation of the European smoothie business as described in Note 20.

[5]	Reclassifications were made for comparative purposes.
The reconciliation of segment results to “Operating income (loss)” is as follows:

(In thousands)	2011	2010	2009
Segment results	$33,740	$110,796	$147,309
Other income attributed to Other Produce	—	(2,525)	—
Other income attributed to Corporate	—	(611)	—
Operating income (loss)	$33,740	$107,660	$147,309
The reconciliation of Consolidated Statements of Cash Flow captions to expenditures for long-lived assets is as follows:

(In thousands)	2011	2010	2009
Per Consolidated Statements of Cash Flow:
Capital expenditures	$75,535	$65,542	$68,305
Acquisition of businesses and resolution of contingent purchase price	—	—	1,200
Expenditures for long-lived assets	$75,535	$65,542	$69,505
The reconciliation of the Consolidated Balance Sheets’ total assets to net operating assets follows:

	December 31,
(In thousands)	2011	2010
Total assets	$1,937,959	$2,067,146
Less:
Cash	45,261	156,481
Accounts payable	251,572	264,292
Accrued liabilities	114,979	127,466
Accrued pension and other employee benefits	76,903	73,797
Deferred tax liability	43,248	115,825
Deferred gain – sale of shipping fleet	34,553	48,684
Other liabilities	44,155	62,952
Net operating assets	$1,327,288	$1,217,649
Financial information by geographic area is as follows:

(In thousands)	2011	2010	2009
Net sales:
United States	$1,793,580	$1,895,207	$1,943,963

Italy	229,138	206,767	235,665
Germany	199,084	198,665	212,511
Other Core Europe	597,343	606,522	689,157
Total Core Europe[1]	1,025,565	1,011,954	1,137,333
Other international	320,151	320,271	389,139
Foreign net sales	1,345,716	1,332,225	1,526,472
Total net sales	$3,139,296	$3,227,432	$3,470,435

[1]	Core Europe includes the 27 member states of the European Union, Switzerland, Norway and Iceland.
Property, plant and equipment by geographic area:

	December 31,
(In thousands)	2011	2010
Property, plant and equipment, net:
United States	$202,713	$200,086
Central and South America	133,072	122,264
Other international	33,902	27,300
	$369,687	$349,650
The company’s products are sold throughout the world and its principal production and processing operations are conducted in the United States, Central America and South America. Chiquita’s earnings are heavily dependent upon products grown and purchased in Central and South America. These activities are a significant factor in the economies of the countries where Chiquita produces bananas and related products, and are subject to the risks that are inherent in operating in such foreign countries, including government regulation, currency restrictions, fluctuations and other restraints, import and export restrictions, burdensome taxes, risks of expropriation, threats to employees, political instability, terrorist activities, including extortion, and risks of U.S. and foreign governmental action in relation to the company. Certain of these operations are substantially dependent upon leases and other agreements with these governments.
The company is also subject to a variety of government regulations in most countries where it markets bananas and other fresh products, including health, food safety and customs requirements, import tariffs, currency exchange controls and taxes.